Revenue and other operating income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Revenue and other operating income	Revenue and other operating income

(in thousands of USD)	2025
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total

Pool Revenue	131,397	—	—	16,636	—	—	148,033	—	—	—	148,033
Spot Voyages	202,705	618,956	—	—	—	—	821,661	—	—	—	821,661
Revenue from contracts with customers	334,102	618,956	—	16,636	—	—	969,694	—	—	—	969,694
Time Charters	234,086	323,648	43,564	32,289	60,992	1,846	696,425	—	—	(39)	696,386
Total revenue	568,188	942,604	43,564	48,925	60,992	1,846	1,666,119	—	—	(39)	1,666,080

Other operating income	37,177	739	—	130	—	3,836	41,882	236	17,300	(29,662)	29,756

(in thousands of USD)	2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total

Pool Revenue	186,363	—	—	18,864	—	—	205,227	—	—	—	205,227
Spot Voyages	378,792	98,428	—	—	237	(28)	477,429	—	—	(3)	477,426
Revenue from contracts with customers	565,155	98,428	—	18,864	237	(28)	682,656	—	—	(3)	682,653
Time Charters	177,187	—	26,513	13,336	39,431	1,526	257,993	—	—	(400)	257,593
Total revenue	742,342	98,428	26,513	32,200	39,668	1,498	940,649	—	—	(403)	940,246

Other operating income	49,510	—	—	—	17	1,615	51,142	389	11,424	(12,295)	50,660

(in thousands of USD)	2023
	Marine	Less: Eliminations	Total
	Euronav

Pool Revenue	639,778	—	639,778
Spot Voyages	434,436	—	434,436
Revenue from contracts with customers	1,074,214	—	1,074,214
Time Charters	160,913	—	160,913
Total revenue	1,235,127	—	1,235,127

Other operating income	23,316	—	23,316

For the accounting treatment of revenue, we refer to the accounting policies (see Note 1.15) - Revenue.

The increase in revenue is primarily driven by an increase in revenue from spot voyages and fixed time charters. This increase is largely attributed to the acquisition of Golden Ocean and the delivery of newbuild dry bulk vessels in 2025. The increase is partially offset by a reduction in pool revenue mainly due to a lower number of vessels operating in the pool in 2025 compared to 2024.

Other operating income includes revenues related to the daily standard business operation of the fleet and that are not directly attributable to an individual voyage.

In accordance with IFRS16 - Leases, CMB.TECH is required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out revenue, it is determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. The following table summarizes the lease and non-lease components of the revenue from time charter-out during the years ended December 31, 2025, 2024 and 2023.

(in thousands of USD)	2025	2024	2023
Lease component of revenue from time charter-out	484,093	188,404	122,818
Non-lease component of revenue from time charter-out	212,293	69,189	38,095
Total time charter income	696,386	257,593	160,913